ALLOWANCE FOR CREDIT LOSSES - Allowance for Credit Losses Roll Forward by Segment (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	$ 12,783	$ 24,956	$ 12,783	$ 12,315
Gross credit losses on loans		(6,720)	(9,263)	(9,341)
Gross recoveries on loans		1,825	1,652	1,573
Replenishment of NCLs		4,895	7,611	7,768
Net reserve builds (releases) for loans		(7,283)	7,635	364
Net specific reserve builds (releases) for loans		(715)	676	86
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period		0	4	0
Other		(503)	100	18
ACLL at end of year		16,455	24,956	12,783
Allowance for credit losses on loans
Collectively evaluated		15,430	23,095
Individually evaluated		1,025	1,859
Total allowance for credit losses on loans		16,455	24,956	12,783
Loans, net of unearned income
Collectively evaluated		656,265	660,974
Individually evaluated		5,301	7,914
Loans held at fair value		6,082	6,854
Total		667,767	675,883
Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(443)		(443)
ACLL at end of year	(443)			(443)
Allowance for credit losses on loans
Total allowance for credit losses on loans	(443)			(443)	$ (122)	$ (426)
Purchased credit deteriorated
Allowance for credit losses on loans
Purchased credit deteriorated		0	2
Loans, net of unearned income
Purchased credit deteriorated		119	141
Corporate
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	2,727	4,776	2,727	2,645
Gross credit losses on loans		(500)	(976)	(435)
Gross recoveries on loans		114	76	81
Replenishment of NCLs		386	900	354
Net reserve builds (releases) for loans		(2,075)	2,551	82
Net specific reserve builds (releases) for loans		(255)	249	(6)
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period		0	0
Other		(31)	65	6
ACLL at end of year		2,415	4,776	2,727
Allowance for credit losses on loans
Collectively evaluated		2,203	4,298
Individually evaluated		212	478
Total allowance for credit losses on loans		2,415	4,776	2,727
Loans, net of unearned income
Collectively evaluated		283,610	279,523
Individually evaluated		1,553	3,046
Loans held at fair value		6,070	6,840
Total		291,233	289,409
Corporate | Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	0		0
ACLL at end of year				0
Allowance for credit losses on loans
Total allowance for credit losses on loans				0
Corporate | Purchased credit deteriorated
Allowance for credit losses on loans
Purchased credit deteriorated		0	0
Loans, net of unearned income
Purchased credit deteriorated		0	0
Consumer
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	10,056	20,180	10,056	9,670
Gross credit losses on loans		(6,220)	(8,287)	(8,906)
Gross recoveries on loans		1,711	1,576	1,492
Replenishment of NCLs		4,509	6,711	7,414
Net reserve builds (releases) for loans		(5,208)	5,084	282
Net specific reserve builds (releases) for loans		(460)	427	92
Initial allowance for credit losses on newly purchased credit-deteriorated assets during the period		0	4
Other		(472)	35	12
ACLL at end of year		14,040	20,180	10,056
Allowance for credit losses on loans
Collectively evaluated		13,227	18,797
Individually evaluated		813	1,381
Total allowance for credit losses on loans		14,040	20,180	10,056
Loans, net of unearned income
Collectively evaluated		372,655	381,451
Individually evaluated		3,748	4,868
Loans held at fair value		12	14
Total		376,534	386,474
Consumer | Variable post-charge-off third-party collection costs
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(443)		(443)
ACLL at end of year				(443)
Allowance for credit losses on loans
Total allowance for credit losses on loans				(443)
Consumer | Purchased credit deteriorated
Allowance for credit losses on loans
Purchased credit deteriorated		0	2
Loans, net of unearned income
Purchased credit deteriorated		$ 119	141
Adjustment to opening balance for CECL adoption
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	4,201		4,201
Net reserve builds (releases) for loans	4,900
ACLL at end of year	4,100			4,201
Allowance for credit losses on loans
Total allowance for credit losses on loans	4,100			4,201
Adjustment to opening balance for CECL adoption | Corporate
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	(816)		(816)
ACLL at end of year				(816)
Allowance for credit losses on loans
Total allowance for credit losses on loans				(816)
Adjustment to opening balance for CECL adoption | Consumer
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	5,017		5,017
ACLL at end of year				5,017
Allowance for credit losses on loans
Total allowance for credit losses on loans				5,017
Adjusted balance
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	16,541		16,541
ACLL at end of year				16,541
Allowance for credit losses on loans
Total allowance for credit losses on loans				16,541
Adjusted balance | Corporate
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	1,911		1,911
ACLL at end of year				1,911
Allowance for credit losses on loans
Total allowance for credit losses on loans				1,911
Adjusted balance | Consumer
Allowance for credit losses
Allowance for credit losses on loans (ACLL) at beginning of year	$ 14,630		$ 14,630
ACLL at end of year				14,630
Allowance for credit losses on loans
Total allowance for credit losses on loans				$ 14,630